GENERAL AND ADMINISTRATIVE EXPENSE (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
GENERAL AND ADMINISTRATIVE EXPENSE
General and administrative expense	$ 49,532	$ 49,943	$ 50,544
Share-based compensation expense	23,321	25,840	23,757
General and administrative expense	$ 72,853	$ 75,783	$ 74,301